Net Fee and Commission Income	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Net Fee and Commission Income
28	NET FEE AND COMMISSION INCOME
Net fee and commission income for the fiscal years ended March 31, 2025, 2024 and 2023 consisted of the following:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions)
Fee and commission income from:
Loans		¥212,346		¥160,758		¥145,078
Credit card business		483,815		432,983		380,345
Guarantees		83,104		82,323		71,612
Securities-related business		245,651		196,019		119,403
Deposits		18,971		18,437		18,230
Remittances and transfers		159,024		152,121		146,507
Safe deposits		4,025		4,321		4,228
Trust fees		9,734		8,195		6,753
Investment trusts		191,689		166,532		144,940
Agency		8,636		9,538		9,368
Others		214,324		238,620		216,270

Total fee and commission income		1,631,319		1,469,847		1,262,734

Fee and commission expense from:
Remittances and transfers		31,672		30,197		28,885
Others		283,259		203,518		194,035

Total fee and commission expense		314,931		233,715		222,920

Net fee and commission income		¥1,316,388		¥1,236,132		¥1,039,814

Primary sources of fee and commission income are fees obtained through the credit card business, fees and commissions obtained through the securities-related business, fees and commissions obtained through investment trusts, loan transaction fees, and remittance and transfer fees. Loan transaction fees principally arise in the Wholesale Business Unit and the Global Business Unit. Fees obtained through the credit card business principally arise in the Retail Business Unit. Fees and commissions obtained through the securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investment trust management businesses.